April 30, 2010

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Vanguard Montgomery Funds (the Trust) File No. 333-145624

Commissioners:

Enclosed is the 5th Post-Effective Amendment to the Trust’s Registration Statement on Form N-1A, which we are filing pursuant to Rule 485(b) under the Securities Act of 1933. This Amendment follows a 485(a) filing we made on February 25, 2010, to implement the changes required by the new Form N-1A. The purposes of this Amendment are to: 1) address comments of the Commission’s Staff regarding the prior Amendment, 2) provide the annual update to the Trust’s Registration Statement including audited financial information for the fiscal year ended December 31, 2009, and 3) make a number of non-material editorial changes.

This Amendment does not contain disclosures that would render it ineligible to become effective under Rule 485(b). Pursuant to Rule 485(d)(2), this Amendment designates an effective date of April 30, 2010, so both this Amendment and the preceding 485(a) filing will go effective concurrently.

If you have any questions or comments concerning the enclosed Amendment, please contact me at (610) 669-4294.

Sincerely,

Michael J. Drayo
Associate Counsel
The Vanguard Group, Inc.

cc:	Christian Sandoe, Esq.
Securities and Exchange Commission